Equity - Schedule of Movements in Common Shares (Details) - Ordinary shares [member] - USD ($)	6 Months Ended					12 Months Ended
	Sep. 30, 2025	Mar. 30, 2025	Sep. 30, 2024	Mar. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movements in Common Shares [Line Items]
Balance (in Shares)	179,997,491	5,217,838	1,827,524	694,477	626,275	1,827,524	626,275
Balance (in Dollars)		$ 567,542		$ 416,688	$ 375,766		$ 375,766
Balance (in Shares)	1,978,076	179,997,491	5,217,838	1,827,523	694,477	179,997,491	1,827,524
Balance (in Dollars)	$ 1,457,696	$ 1,167,696	$ 567,542	$ 538,996	$ 416,688
Total issued common shares (Before reverse stock split), Shares	4,944,997,491
Total issued common shares (Before reverse stock split), Amount (in Dollars)	$ 1,457,696
Total issued common shares (After reverse stock split)1, Shares	1,977,999
Total issued common shares (After reverse stock split)1, Amount (in Dollars)	$ 1,457,696
Additional issue of common shares, after reverse stock split, Shares
Additional issue of common shares, after reverse stock split, Amount (in Dollars)
Shares issued, Shares					68,202
Shares issued, Amount (in Dollars)					$ 40,922
Additional stock issued for employee incentive plan, Shares		115,000,000		666,652
Additional stock issued for employee incentive plan, Amount (in Dollars)
Additional issue of shares, Shares	77	11,248,696	535,714	466,394
Additional issue of shares, Amount (in Dollars)		$ 114,844		$ 122,308
Conversion of Promissory Note into Equity, Shares		48,530,958	2,854,600
Conversion of Promissory Note into Equity, Amount (in Dollars)		$ 485,310	$ 28,546
Issue of Shares to ESOP Trust, Shares	3,800,000,000
Issue of shares common stock - Others, Shares	965,000,000
Issue of shares common stock - Others, Amount (in Dollars)	$ 290,000
After Reverse Split [Member]
Schedule of Movements in Common Shares [Line Items]
Balance (in Shares)		2,088		278	251		251
Balance (in Dollars)		$ 567,542		$ 416,688	$ 375,766		$ 375,766
Balance (in Shares)	1,978,076	71,999	2,088	732	278
Balance (in Dollars)	$ 1,457,696	$ 1,167,696	$ 567,542	$ 538,996	$ 416,688
Shares issued, Shares					27
Shares issued, Amount (in Dollars)					$ 40,922
Additional stock issued for employee incentive plan, Shares		46,000		267
Additional stock issued for employee incentive plan, Amount (in Dollars)
Additional issue of shares, Shares		4,499	214	187
Additional issue of shares, Amount (in Dollars)		$ 114,844	$ 1	$ 122,308
Conversion of Promissory Note into Equity, Shares		19,412	1,142
Conversion of Promissory Note into Equity, Amount (in Dollars)		$ 485,310	$ 28,546
Issue of Shares to ESOP Trust, Shares	1,520,000
Issue of shares common stock - Others, Shares	386,000
Issue of shares common stock - Others, Amount (in Dollars)	$ 290,000
Issue of shares DTC, Shares	77